Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

18. Subsequent Events.

The Company has a pending transaction set to finalize in March 2021 to refinance the mortgage currently in place at Dock 79 and place permanent financing on The Maren. If completed, the $92 million loan for Dock 79 will have a term of 12 years and will reduce the interest rate on the current Dock 79 loan from 4.125% to 3.03% but will require a prepayment penalty of $900,000 on the existing $90 million loan. Under its current mortgage, Dock 79 is set to begin principal payments in November 2021. This is an interest-only loan and would defer any principal payments until at least 2033. This transaction would also secure $88 million in long-term, interest-only financing for The Maren for a term of 12 years and an interest rate of 3.03%. As a result of this transaction, the Company would also be repaid the $13.75 million in preferred equity that it supplied the joint venture along with roughly $2.3 million in accrued interest payments.

In March 2021, RiverFront II, LLC. reached stabilization meaning 90% of the individual apartments had been leased and occupied by third party tenants. Upon reaching stabilization, the Company has, for a period of one year, the exclusive right to (i) cause the joint venture to sell the property or (ii) cause the Company’s and MRP’s percentage interests in the joint venture to be adjusted so as to take into account the contractual payouts assuming a sale at the value of the development at the time of this “Conversion election”. The attainment of stabilization resulted in a change of control for accounting purposes as the veto rights of the minority shareholder lapsed and the Company became the primary beneficiary. As such, beginning March 2021, the Company will consolidate the assets (at fair value), liabilities and operating results of the joint venture. The consolidation will result in a gain on remeasurement and prospective adjustment of the percentage ownership based upon the profit sharing arraignment.